SEGMENT INFORMATION - RECONCILIATION OF SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of segment results [line items]
Segment result	¥ 1,068,800	$ 155,450	¥ 1,347,132	¥ 1,544,009
Income tax expense	(289,766)	(42,145)	(335,364)	(390,309)
Profit for the year	779,034	$ 113,305	1,011,768	1,153,700
Eliminations [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(25,270)		(8,988)	(8,659)
Income tax expense	0		0	0
Profit for the year	(25,270)		(8,988)	(8,659)
The Railway Transportation Business [member]
Disclosure of reconciliation of segment results [line items]
Segment result	1,120,148		1,341,601	1,549,120
Income tax expense	(291,202)		(328,727)	(385,840)
Profit for the year	828,946		1,012,874	1,163,280
All other segments [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(26,078)		14,519	3,548
Income tax expense	1,436		(6,637)	(4,469)
Profit for the year	¥ (24,642)		¥ 7,882	¥ (921)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .